Shareholders’ Equity (Tables)	12 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of Shares Outstanding
The table below reflects the number of preferred, ordinary shares, and deferred issued and outstanding at September 30, 2018, 2017 and 2016, and also reflects the conversion of preferred and ordinary shares on 3.185-for-1 basis in the current and previous years and the creation of deferred shares.

	September 30,
	2018	2017	2016
Series A preferred shares	—	24,490,705	8,994,351
Class B ordinary shares	—	3,375,196	3,375,196
Class C ordinary shares	—	2,096,840	1,551,996
Ordinary Shares	40,146,182	—	—
Deferred shares	34,425	—	—
Deferred B shares	88,893,548	—	—
Deferred C shares	1	—	—
Total Ordinary and Deferred Shares	129,074,156	29,962,741	13,921,543